Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Interest expense:
Debt	$ 28	$ 36	$ 58	$ 76
Other, net	8	7	14	9
Fair value gains on financial instruments:
Fair value (gains) losses on cash flow hedges, transfer from equity	(28)	12	(27)	39
Net foreign exchange losses (gains) on debt	28	(12)	27	(39)
Net interest expense - debt and other	36	43	72	85
Net interest expense - leases	4	4	7	7
Net interest expense - pension and other post-employment benefit plans	6	6	13	12
Interest income	(11)	(17)	(27)	(28)
Net interest expense	$ 35	$ 36	$ 65	$ 76